Revenue Disclosure of Average commodity prices (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022 R / kg	Jun. 30, 2022 kg	Jun. 30, 2022 $ / oz	Jun. 30, 2022 $ / lb	Jun. 30, 2021	Jun. 30, 2021 R / kg	Jun. 30, 2021 kg	Jun. 30, 2021 $ / oz	Jun. 30, 2021 $ / lb	Jun. 30, 2020 R / kg	Jun. 30, 2020 kg	Jun. 30, 2020 $ / oz	Jun. 30, 2020 $ / lb
Disclosure of revenue - average commodity prices [Abstract]
Average gold price received		894,218		1,829			851,045		1,719		735,569		1,461
Average silver price received		11,293		23.09			12,602		25.45		8,485		16.85
Average uranium price received		1,514			45.14		1,010			29.76	875			25.34
Disclosure of disaggregation of revenue from contracts with customers [table]
Percentage Gold Price Change	(2.00%)					17.00%
Average gold price received		894,218		1,829			851,045		1,719		735,569		1,461
Production Of Silver Proved Reserves			59,489					67,295				97,332
Percentage Silver Production Change	(12.00%)					31.00%
Percentage Silver Price Change	(10.00%)					49.00%
Average silver price received		11,293		23.09			12,602		25.45		8,485		16.85
Percentage Uranium Production Change	11.00%					10.00%
Percentage Uranium Price Change	50.00%					15.00%
Average uranium price received		1,514			45.14		1,010			29.76	875			25.34
Production Of Uranium Proved Reserves			167,696					150,778				137,298
Average Gold Price Received, Including Hedging | R / kg		883,453					899,563